Summary of Significant Accounting Policies Net Income per BUC (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
 The following table provides a reconciliation of net income per BUC holder:

	Years Ended December 31,
	2014	2013	2012
Calculation of unitholders' interest in income (loss) from continuing operations:
Income from continuing operations	$14,976,415	$14,645,791	$2,832,059
Less: general partners' interest in income	1,056,316	1,381,872	331,403
Unallocated loss related to variable interest entities	(688,333)	(1,004,909)	(1,454,549)
Noncontrolling interest	(4,673)	261,923	549,194
Unitholders' interest in income from continuing operations	$14,613,105	$14,006,905	$3,406,011
Calculation of Unitholders' interest in income from discontinued operations:
Income from discontinued operations	$52,773	$3,331,051	$2,163,979
Less: general partner's interest in income	—	34,424	359,909
Unallocated income (loss) related to variable interest entities	52,773	(111,353)	(68,297)
Unitholders' interest in income from discontinued operations	$—	$3,407,980	$1,872,367
Calculation of unitholders' interest in net income
Net income	$15,029,188	$17,976,842	$4,996,038
Less: general partners' interest in net income	1,056,316	1,416,296	691,312
Unallocated (loss) related to variable interest entities	(635,560)	(1,116,262)	(1,522,846)
Noncontrolling interest	(4,673)	261,923	549,194
Unitholders' interest in net income	$14,613,105	$17,414,885	$5,278,378

Weighted average number of units outstanding (basic and diluted)	59,431,010	43,453,476	37,367,600
Unitholders' interest in net income per BUC (basic and diluted):
Income from continuing operations	$0.25	$0.32	$0.09
Income from discontinued operations	—	0.08	0.05
Net income	$0.25	$0.40	$0.14